Fair Values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities:
Equity securities	$ 296	$ 360
Debt securities and other	5,318	6,787
Derivative assets	942	1,516
Total assets	6,556	8,663
Level 1 [Member]
Investment securities:
Equity securities	296	360
Debt securities and other	338	340
Derivative assets	0	0
Total assets	634	700
Level 2 [Member]
Investment securities:
Equity securities	0	0
Debt securities and other	4,980	6,447
Derivative assets	942	1,516
Total assets	5,922	7,963
Level 3 [Member]
Investment securities:
Total assets	$ 0	$ 0